CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY (DEFICIT) AND EQUITY INCENTIVE PLAN (Details) - shares	Dec. 31, 2021	Mar. 25, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common Stock, Shares Authorized	900,000,000		89,631,512
Common Stock, Shares, Issued	83,754,006		13,773,000
Common Stock, Shares, Outstanding	83,754,006		13,773,000
Convertible preferred shares authorized	0		59,216,788
Convertible preferred shares issued	0		58,724,580
Convertible preferred shares outstanding	0	59,180,522	58,724,580
Deferred Stock Shares Authorized	0		4,103,500
Deferred Stock Shares Issued	0		0
Deferred Stock Shares Outstanding	0		0
Total Authorized	900,000,000		152,951,800
Total Issued	83,754,006		72,497,580
Total outstanding	83,754,006		72,497,580
Ordinary shares
Class of Stock [Line Items]
Common Stock, Shares Authorized	900,000,000		89,631,512
Common Stock, Shares, Issued	83,754,006		13,773,000
Common Stock, Shares, Outstanding	83,754,006		13,773,000
Preferred shares
Class of Stock [Line Items]
Convertible preferred shares authorized	0		3,745,298
Convertible preferred shares issued	0		3,745,298
Convertible preferred shares outstanding	0		3,745,298
Preferred shares B-1
Class of Stock [Line Items]
Convertible preferred shares authorized	0		5,815,632
Convertible preferred shares issued	0		5,815,630
Convertible preferred shares outstanding	0		5,815,630
Preferred shares B-2
Class of Stock [Line Items]
Convertible preferred shares authorized	0		788,738
Convertible preferred shares issued	0		788,738
Convertible preferred shares outstanding	0		788,738
Preferred shares C
Class of Stock [Line Items]
Convertible preferred shares authorized	0		10,389,120
Convertible preferred shares issued	0		10,389,120
Convertible preferred shares outstanding	0		10,389,120
Preferred shares D
Class of Stock [Line Items]
Convertible preferred shares authorized	0		11,500,000
Convertible preferred shares issued	0		11,497,425
Convertible preferred shares outstanding	0		11,497,425
Preferred shares E
Class of Stock [Line Items]
Convertible preferred shares authorized	0		10,731,000
Convertible preferred shares issued	0		10,730,904
Convertible preferred shares outstanding	0		10,730,904
Preferred shares E-1
Class of Stock [Line Items]
Convertible preferred shares authorized	0		3,472,000
Convertible preferred shares issued	0		3,471,763
Convertible preferred shares outstanding	0		3,471,763
Preferred shares E-2
Class of Stock [Line Items]
Convertible preferred shares authorized	0		4,700,000
Convertible preferred shares issued	0		4,669,496
Convertible preferred shares outstanding	0		4,669,496
Preferred shares E-3
Class of Stock [Line Items]
Convertible preferred shares authorized	0		3,810,000
Convertible preferred shares issued	0		3,809,323
Convertible preferred shares outstanding	0		3,809,323
Preferred shares F
Class of Stock [Line Items]
Convertible preferred shares authorized	0		4,265,000
Convertible preferred shares issued	0		3,806,883
Convertible preferred shares outstanding	0		3,806,883
Deferred shares
Class of Stock [Line Items]
Deferred Stock Shares Authorized	0		4,103,500
Deferred Stock Shares Issued	0		0
Deferred Stock Shares Outstanding	0		0